Expense Example, No Redemption - Class B	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Expense Example, No Redemption, 10 Years
USD ($)	207	640	1,098	2,130	194	600	1,032	2,014	171	682	1,220	2,388	405	1,268	2,144	3,870